Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2019	Dec. 31, 2007
Accrued interest	$ 606,237
Stock par value	$ 2.50	$ 2.50
Perpetual preferred stock issued				25
Perpetual preferred stock, liquidation value				$ 100,000
Preferred stock, shares outstanding	15	15
Variable rate description	A variable rate of 3.25% was in effect for the first quarter dividend payment in 2022, followed by several increases during 2022 with a rate of 6.25% in effect for the last quarter of 2022, followed by more increases in 2023 with a rate of 7.50% in effect for the first quarter of 2023 and a rate of 8.50% in effect for the last quarter of 2023
Preferred stock, redemption, amount			$ 1,000,000
Preferred stock, redemption, shares			10
Loans [Member]
Accrued interest	$ 3,600,000
CFSG [Member]
Ownership interest	100.00%
ACBB [Member]
Description of minimum invest	the Company is required to invest in a minimum of 20 shares of the common stock of ACBB’s parent company, ACBI
FHLBB [Member]
Stock par value	$ 100